Derivatives and hedging (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Gains and Losses Reclassified from Accumulated Other Comprehensive Loss to Statements of Operations
Such gains and losses were reclassified from accumulated other comprehensive income when the related expenses were incurred. These gains and losses were recorded in the consolidated statements of income as follows:

	December 31,
	2025	2024	2023
Cost of revenue	$(425)	$(15)	$336
Research and development	(3,788)	(142)	2,015
Sales and marketing	(984)	(25)	826
General and administrative	(1,030)	(35)	908
Total	$(6,227)	$(217)	$4,085